Note 8 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Statutory federal income tax rate						$ (1,788,135)	$ (794,343)
State income taxes, net of federal tax benefits						(58,152)	(114,864)
Stock-based compensation						8,924	0
Foreign rate differential						1,414	(45)
Warrant expense						(334,122)	227,651
Beneficial conversion feature related to notes						0	201,953
Other permanent differences						5,301	19,204
Valuation allowance						2,173,051	461,244
Income Tax Expense (Benefit), Total	$ 6,921	$ 3,902	$ 10,550	$ 3,902	$ 6,004	$ 8,281	$ 800